Other receivables and prepaid expenses (Schedule of Other Receivables and Prepaid Expenses) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 ILS (₪)
Disclosure of financial assets [line items]
Advances to suppliers	₪ 5,991	$ 1,643		₪ 8,002
Prepaid expenses	438	120		381
Others	955	262		1,781
Total Other receivables and prepaid expenses	₪ 7,384	$ 2,025	[1]	₪ 10,164

[1]	Convenience Translation into US Dollars.